Label	Element	Value
Columbia High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia High Yield Municipal Fund (the Fund) seeks total return, consisting of current income exempt from federal income tax and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 32 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 32 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class S shares are based on estimated amounts for the Fund’s current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus for the Fund’s currently active share classes because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
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you invest $10,000 in the applicable class of Fund shares for the periods indicated,
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your investment has a 5% return each year, and
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the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Class C shares’ 10-year cost examples below reflect the Class C shares' 8-year conversion policy.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high yield securities. These securities generally include medium grade or below investment grade debt securities or unrated debt securities determined to be of comparable quality, but also may include other securities believed to have the potential for relatively high yield. Below investment grade securities are commonly referred to as “junk bonds.” The Fund may invest in bonds of any maturity. The Fund’s investments may include industrial development bonds and participation interests in those bonds.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in certain inverse floaters, which are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. The inverse floaters in which the Fund invests provide leveraged exposure to underlying municipal bonds. The Fund’s investments in inverse floaters are intended to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in inverse floaters that create effective leverage (together with any other effective leverage in the portfolio) of up to 33% of the Fund’s total investment exposure.
The Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. Inverse floaters provide the Fund with leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates.
As a fundamental policy, the Fund will invest its assets so that at least 80% of the Fund’s gross income will be exempt from federal income tax (but not necessarily the federal alternative minimum tax). Such securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its total assets in high quality taxable money market instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class S shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance information is not yet available. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a blended index that is intended to provide a measure of the Fund’s performance given its investment strategy, as well as another measure of market performance.
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmarks, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Inst shares for periods prior to its inception date.
Any share class, such as Class S shares, that does not have available performance would have annual returns substantially similar to those of Class A shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class S shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance information is not yet available. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a blended index that is intended to provide a measure of the Fund’s performance given its investment strategy, as well as another measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class S shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance information is not yet available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedleus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 4th Quarter 2023 9.44% Worst 1st Quarter 2022 -8.25%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2023)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a blended index that is intended to provide a measure of the Fund’s performance given its investment strategy, as well as another measure of market performance.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmarks, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Columbia High Yield Municipal Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Columbia High Yield Municipal Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Columbia High Yield Municipal Fund | Active Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Columbia High Yield Municipal Fund | Changing Distribution Level Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.

Columbia High Yield Municipal Fund | Counterparty Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Columbia High Yield Municipal Fund | Credit Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Debt instruments backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt instruments are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s), Fitch Ratings, Inc. (Fitch), Morningstar DBRS (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Columbia High Yield Municipal Fund | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while potentially exposing the Fund to counterparty risk, leverage risk and liquidity risk.

Columbia High Yield Municipal Fund | Derivatives Risk Futures Contracts Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while potentially exposing the Fund to counterparty risk, leverage risk and liquidity risk.
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An interest rate future is a derivative that is an agreement whereby the buyer and seller agree to the future delivery of an interest-bearing instrument on a specific date at a pre-determined price. Examples include Treasury-bill futures, Treasury-bond futures and Eurodollar futures.

Columbia High Yield Municipal Fund | Derivatives Risk Inverse Floaters Risk [Member]
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Derivatives Risk – Inverse Floaters Risk. Inverse variable or floating rate obligations, sometimes referred to as inverse floaters, are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement, which could result in significant losses for the Fund. An inverse floater may have the effect of investment leverage to the extent that its coupon rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest, which could result in increased losses for the Fund. Inverse floaters can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while potentially exposing the Fund to counterparty risk, leverage risk and liquidity risk.

Columbia High Yield Municipal Fund | Derivatives Risk Swaps Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while potentially exposing the Fund to counterparty risk, leverage risk and liquidity risk.
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A Municipal Market Data (MMD) Rate Lock permits a Fund to lock in a specific municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio, which in turn protects against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short duration position. A Fund will ordinarily use these transactions as a hedge or for duration or risk management, which may not be successful. An MMD Rate Lock is a contract between a Fund and an MMD Rate Lock provider pursuant to which the parties agree to make a net settlement payment to each other on a notional and duration amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to a Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by a Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance.

Columbia High Yield Municipal Fund | High Yield Investments Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Columbia High Yield Municipal Fund | Impairment of Collateral Risk [Member]
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Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.

Columbia High Yield Municipal Fund | Interest Rate Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and
NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Columbia High Yield Municipal Fund | Leverage Risk [Member]
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Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Columbia High Yield Municipal Fund | Liquidity Risk [Member]
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Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. The municipal securities market is an over-the-counter market, which means that the Fund purchases and sells investments through municipal bond dealers. The Fund’s ability to sell investments held in its portfolio is dependent on the willingness and ability of market participants to provide bids that, in the view of portfolio management, reflect current market prices. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers.

Columbia High Yield Municipal Fund | Market Risk [Member]
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Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Columbia High Yield Municipal Fund | Money Market Fund Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds (including the Fund’s cash sweep vehicle) are subject to mandatory liquidity fees if daily net redemptions exceed 5% of their net assets and may also impose discretionary liquidity fees. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Columbia High Yield Municipal Fund | Municipal Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities) financial, economic or other condition and prospects.
The Fund’s investments in municipal securities may include securities of issuers in the health care sector, which subjects the Fund’s investments to the risks associated with that sector, including the risk of regulatory action or policy changes by numerous governmental agencies and bodies, including federal, state, and local governmental agencies, as well as requirements imposed by private entities, such as insurance companies.

Columbia High Yield Municipal Fund | Prepayment and Extension Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.

Columbia High Yield Municipal Fund | Reinvestment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Columbia High Yield Municipal Fund | Rule 144A and Other Exempted Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.

Columbia High Yield Municipal Fund | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tax Risk. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and in most cases, the U.S. federal alternative minimum tax). A portion of the Fund’s income from such bonds may be taxable to shareholders subject to the U.S. federal alternative minimum tax. Income from tax-exempt municipal obligations could be declared taxable, possibly retroactively, because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, the non-compliant conduct of a bond issuer or under other circumstances. In such event, then the value of the security would likely fall and, as a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes.

Columbia High Yield Municipal Fund | Tender Option Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tender Option Bond Risk. TOB transactions expose the Fund to leverage and credit risk, and generally involve greater risk than direct investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that the Fund would typically receive in connection with a TOB transaction (inverse floaters) vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. In addition, the Fund will be subject to leverage risk to the extent that the Fund uses the proceeds that it receives from a TOB transaction to invest in other securities. The Fund’s investment in a TOB will generally underperform the market for fixed rate municipal securities when interest rates rise. The value of and market for such inverse floaters can be volatile and can have limited liquidity. Investments in inverse floaters issued in TOB transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives.

Columbia High Yield Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	0.75%	[1]
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.82%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 381
3 years	rr_ExpenseExampleYear03	566
5 years	rr_ExpenseExampleYear05	767
10 years	rr_ExpenseExampleYear10	1,346
1 year	rr_ExpenseExampleNoRedemptionYear01	381
3 years	rr_ExpenseExampleNoRedemptionYear03	566
5 years	rr_ExpenseExampleNoRedemptionYear05	767
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,346
2014	rr_AnnualReturn2014	13.64%	[5]
2015	rr_AnnualReturn2015	4.94%	[5]
2016	rr_AnnualReturn2016	0.48%	[5]
2017	rr_AnnualReturn2017	6.82%	[5]
2018	rr_AnnualReturn2018	2.20%	[5]
2019	rr_AnnualReturn2019	8.44%	[5]
2020	rr_AnnualReturn2020	3.54%	[5]
2021	rr_AnnualReturn2021	6.34%	[5]
2022	rr_AnnualReturn2022	(17.33%)	[5]
2023	rr_AnnualReturn2023	6.85%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.25%)
1 Year	rr_AverageAnnualReturnYear01	3.66%
5 Years	rr_AverageAnnualReturnYear05	0.46%
10 Years	rr_AverageAnnualReturnYear10	2.95%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
Columbia High Yield Municipal Fund | Class Adv
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.68%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	212
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	841
1 year	rr_ExpenseExampleNoRedemptionYear01	63
3 years	rr_ExpenseExampleNoRedemptionYear03	212
5 years	rr_ExpenseExampleNoRedemptionYear05	373
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 841
1 Year	rr_AverageAnnualReturnYear01	7.06%
5 Years	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2013
Columbia High Yield Municipal Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.80%
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.48%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.42%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 245
3 years	rr_ExpenseExampleYear03	462
5 years	rr_ExpenseExampleYear05	802
10 years	rr_ExpenseExampleYear10	1,601
1 year	rr_ExpenseExampleNoRedemptionYear01	145
3 years	rr_ExpenseExampleNoRedemptionYear03	462
5 years	rr_ExpenseExampleNoRedemptionYear05	802
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,601
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	2.62%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2002
Columbia High Yield Municipal Fund | Class Inst
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.68%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	212
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	841
1 year	rr_ExpenseExampleNoRedemptionYear01	63
3 years	rr_ExpenseExampleNoRedemptionYear03	212
5 years	rr_ExpenseExampleNoRedemptionYear05	373
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 841
1 Year	rr_AverageAnnualReturnYear01	7.06%
5 Years	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 1984
Columbia High Yield Municipal Fund | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.65%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	356
10 years	rr_ExpenseExampleYear10	805
1 year	rr_ExpenseExampleNoRedemptionYear01	60
3 years	rr_ExpenseExampleNoRedemptionYear03	202
5 years	rr_ExpenseExampleNoRedemptionYear05	356
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 805
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Years	rr_AverageAnnualReturnYear05	1.30%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia High Yield Municipal Fund | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.61%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	$ 56
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	334
10 years	rr_ExpenseExampleYear10	756
1 year	rr_ExpenseExampleNoRedemptionYear01	56
3 years	rr_ExpenseExampleNoRedemptionYear03	189
5 years	rr_ExpenseExampleNoRedemptionYear05	334
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 756
1 Year	rr_AverageAnnualReturnYear01	7.25%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	3.55%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
Columbia High Yield Municipal Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.68%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	212
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	841
1 year	rr_ExpenseExampleNoRedemptionYear01	63
3 years	rr_ExpenseExampleNoRedemptionYear03	212
5 years	rr_ExpenseExampleNoRedemptionYear05	373
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 841
Columbia High Yield Municipal Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.66%
5 Years	rr_AverageAnnualReturnYear05	0.46%
10 Years	rr_AverageAnnualReturnYear10	2.95%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
Columbia High Yield Municipal Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.02%
5 Years	rr_AverageAnnualReturnYear05	1.29%
10 Years	rr_AverageAnnualReturnYear10	3.29%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2000
Columbia High Yield Municipal Fund | Blended Benchmark (consisting of 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.65%
5 Years	rr_AverageAnnualReturnYear05	3.26%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Columbia High Yield Municipal Fund | Bloomberg High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.21%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Columbia High Yield Municipal Fund | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	3.03%

[1]	This charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.
[2]	Other expenses for Class S shares are based on estimated amounts for the Fund’s current fiscal year.
[3]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus for the Fund’s currently active share classes because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
[4]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through September 30, 2025, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.82% for Class A, 0.62% for Class Adv, 1.42% for Class C, 0.62% for Class Inst, 0.59% for Class Inst2, 0.55% for Class Inst3 and 0.62% for Class S. Any difference in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.
[5]	Year to Date return as of June 30, 2024: 4.84%
[6]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.